Long-term Investments (Details 2) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2015 CNY (¥)	Aug. 31, 2013 CNY (¥)	Dec. 31, 2020 CNY (¥) LimitedPartnership	Dec. 31, 2020 USD ($) LimitedPartnership	Dec. 31, 2019 CNY (¥) LimitedPartnership	Dec. 31, 2018 CNY (¥)
Investments in equity method investees
Consideration in cash			¥ 345,662,000	$ 52,975	¥ 450,695,000	¥ 272,451,000
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			3,743,590,000		3,551,545,000
Fair value (loss)/gain of equity investments with readily determinable fair values			720,600,000		763,200,000	(215,800,000)
Equity investments without readily determinable fair value
Upward adjustments to the carrying value of equity securities without readily determinable fair value			0		0
Investment income/(losses), net
Investments in equity method investees
Equity share of earnings (losses)			172,500,000		4,300,000	(98,300,000)
Equity investments without readily determinable fair value
Gain related to the disposal of the Group's investments in equity securities without readily determinable fair value			¥ 36,100,000		86,100,000	0
Yixin
Investments in equity method investees
Percentage of equity interest acquired	35.00%	27.00%
Consideration in cash	¥ 127,500,000	¥ 200,000,000.0
Limited partnership invested to operate online game business
Investments in equity method investees
Aggregated cash consideration					¥ 680,500,000
Number of limited partnerships invested | LimitedPartnership			3	3	3
Limited partnerships invested to operate online game business, one
Investments in equity method investees
Consideration in cash			¥ 68,100,000
Limited partnerships invested to operate online game business, two
Investments in equity method investees
Consideration in cash			39,100,000
Limited partnerships invested to operate online game business, three
Investments in equity method investees
Consideration in cash			109,500,000
Alibaba
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			2,720,100,000
Huatai
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			481,500,000
Cash dividends received			12,700,000		¥ 12,700,000	12,700,000
Shenzhen Transsion Holding Limited
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			542,000,000.0
Certain of equity investments | Investment income/(losses), net
Equity investments without readily determinable fair value
Impairment provision related to certain of the equity investments			¥ 55,600,000		¥ 168,400,000	¥ 133,600,000